Cover	Aug. 14, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002133421
Document Type	S-6
Entity Registrant Name	FT 13138
Document Period End Date	Aug. 14, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 40% of its assets in securities of companies headquartered or incorporated outside of the United States or securities of companies which derive at least 50% of their revenue or profits from non-U.S. sources. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the information technology sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust that invests in companies that, in our opinion, have skilled management, possess strong balance sheets, and have demonstrated the ability to generate earnings growth.

Identify the Universe.

We begin by selecting stocks of companies listed on a U.S. securities exchange and eliminate those companies that do not meet our investment criteria.

Screen for Financial Strength.

We then evaluate companies based on multiple factors. These factors are designed to identify those stocks which exhibit strong fundamental characteristics and to eliminate those that do not meet our investment criteria.

Select Companies with Attractive Valuations.

The final step in our process is to select companies based on the fundamental analysis of our team of research analysts. The stocks selected for the portfolio are those that meet our investment objective, trade at attractive valuations and, in our opinion, are likely to exceed market expectations of future cash flows as of the date the portfolio was selected.

•	Market capitalization greater than $5 billion;
•	Average daily trade volume greater than $1 million;
•	Eliminate 50% with the highest long-term debt to market cap;
•	Select 50% with return on equity greater than the sector median; and
•	Financial stocks with net income greater than $100 million.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities, depositary receipts and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.